BlackRock Equity Dividend V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.8%
Airbus SE ........................ 25,564 $ 2,203,626
BAE Systems plc ................... 369,701 3,248,350
L3Harris Technologies, Inc. ............ 15,226 3,164,420
8,616,396
Auto Components — 0.5%
Lear Corp. ....................... 12,969 1,552,260
Automobiles — 2.3%
General Motors Co. ................. 214,984 6,898,837
Banks — 11.2%
Bank of America Corp. ............... 112,094 3,385,239
Citigroup, Inc. ..................... 194,694 8,112,899
First Citizens BancShares , Inc., Class A
(a)
.. 7,969 6,354,720
JPMorgan Chase & Co. .............. 59,897 6,259,236
Wells Fargo & Co. .................. 244,082 9,816,978
33,929,072
Beverages — 1.1%
Constellation Brands, Inc., Class A
(a)
...... 14,693 3,374,688
Capital Markets — 1.3%
Charles Schwab Corp. (The) ........... 24,314 1,747,447
Raymond James Financial, Inc. ......... 21,865 2,160,700
3,908,147
Chemicals — 1.0%
PPG Industries, Inc. ................. 27,991 3,098,324
Communications Equipment — 2.3%
Cisco Systems, Inc. ................. 173,045 6,921,800
Consumer Finance — 0.5%
Capital One Financial Corp. ............ 16,861 1,554,078
Containers & Packaging — 0.9%
Sealed Air Corp. ................... 59,863 2,664,502
Diversified Financial Services — 1.2%
Apollo Global Management, Inc. ......... 53,527 2,489,005
Equitable Holdings, Inc. .............. 45,336 1,194,604
3,683,609
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc. .......... 131,295 4,985,271
Electric Utilities — 1.2%
American Electric Power Co., Inc. ........ 24,118 2,085,001
Edison International
(a)
................ 25,659 1,451,786
3,536,787
Entertainment — 0.7%
Activision Blizzard, Inc. ............... 26,995 2,006,808
Food & Staples Retailing — 1.4%
Walmart, Inc. ...................... 32,704 4,241,709
Food Products — 0.8%
Kraft Heinz Co. (The) ................ 45,669 1,523,061
Mondelez International, Inc., Class A ...... 18,976 1,040,454
2,563,515
Health Care Equipment & Supplies — 6.3%
Alcon, Inc. ....................... 10,793 626,916
Baxter International, Inc. .............. 30,616 1,648,978
Dentsply Sirona, Inc. ................ 9,265 262,663
Koninklijke Philips NV ................ 209,619 3,227,399
Medtronic plc ..................... 102,079 8,242,879
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. .......... 50,322 $ 5,261,165
19,270,000
Health Care Providers & Services — 9.1%
AmerisourceBergen Corp. ............. 11,745 1,589,451
Cardinal Health, Inc. ................. 55,949 3,730,679
Cigna Corp. ...................... 18,450 5,119,321
Elevance Health, Inc. ................ 12,361 5,614,861
Humana, Inc. ..................... 11,271 5,468,576
Laboratory Corp. of America Holdings ..... 29,313 6,003,596
27,526,484
Household Durables — 1.6%
Newell Brands, Inc. ................. 158,670 2,203,926
Panasonic Holdings Corp. ............. 398,500 2,798,283
5,002,209
Industrial Conglomerates — 0.8%
Siemens AG (Registered) ............. 25,249 2,467,910
Insurance — 6.4%
Allstate Corp. (The)
(a)
................ 13,136 1,635,826
American International Group, Inc. ....... 137,937 6,549,249
Fidelity National Financial, Inc. .......... 91,026 3,295,141
Prudential plc ..................... 209,792 2,053,367
Willis Towers Watson plc
(a)
............. 29,569 5,941,595
19,475,178
IT Services — 7.0%
Cognizant Technology Solutions Corp., Class A 124,353 7,142,836
Fidelity National Information Services, Inc. .. 80,813 6,107,039
SS&C Technologies Holdings, Inc. ....... 105,190 5,022,823
Visa, Inc., Class A
(a)
................. 15,945 2,832,629
21,105,327
Machinery — 1.2%
Fortive Corp. ...................... 13,154 766,878
Komatsu Ltd. ..................... 160,000 2,913,330
3,680,208
Media — 2.9%
(a)
Comcast Corp., Class A .............. 184,700 5,417,251
Fox Corp., Class A .................. 108,539 3,329,977
8,747,228
Multiline Retail — 1.1%
Dollar General Corp. ................ 13,898 3,333,574
Multi-Utilities — 2.3%
Public Service Enterprise Group, Inc. ..... 66,104 3,717,028
Sempra Energy .................... 22,190 3,327,169
7,044,197
Oil, Gas & Consumable Fuels — 8.8%
BP plc .......................... 1,717,320 8,206,026
ConocoPhillips .................... 35,556 3,638,801
Enterprise Products Partners LP
(a)
....... 311,746 7,413,320
EQT Corp. ....................... 74,267 3,026,380
Hess Corp. ....................... 20,142 2,195,277
Shell plc ......................... 90,625 2,248,219
26,728,023
Personal Products — 2.0%
Unilever plc, ADR
(a)
................. 141,324 6,195,644
Pharmaceuticals — 5.7%
AstraZeneca plc ................... 51,586 5,670,823
Bayer AG (Registered) ............... 101,055 4,656,063
Novo Nordisk A/S, ADR .............. 15,600 1,554,228

BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Pharmaceuticals (continued)
Sanofi .......................... 70,007 $ 5,330,789
17,211,903
Professional Services — 1.5%
Leidos Holdings, Inc. ................ 40,054 3,503,523
Robert Half International, Inc. ........... 15,331 1,172,822
4,676,345
Road & Rail — 0.4%
Union Pacific Corp. ................. 6,245 1,216,651
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. ................. 10,860 1,513,232
Software — 1.2%
Microsoft Corp. .................... 15,836 3,688,204
Specialty Retail — 1.5%
Ross Stores, Inc. ................... 53,842 4,537,265
Technology Hardware, Storage & Peripherals — 1.3%
Samsung Electronics Co. Ltd., GDR
(b)
..... 4,165 3,799,818
Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp.
(a)
................ 23,488 1,994,836
Tobacco — 1.0%
Altria Group, Inc. ................... 73,453 2,966,032
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B .... 46,127 $ 1,776,825
Total Common Stocks — 94.7%
(Cost: $313,697,038) ............................. 287,492,896
Total Long-Term Investments — 94.7%
(Cost: $313,697,038) ............................. 287,492,896
Short-Term Securities
Money Market Funds — 12.5%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 16,048,846 16,048,846
SL Liquidity Series, LLC, Money Market Series,
3.29%
(e)
....................... 22,023,019 22,023,020
Total Short-Term Securities — 12.5%
(Cost: $38,071,866) .............................. 38,071,866
Total Investments — 107.2%
(Cost: $351,768,904 ) ............................. 325,564,762
Liabilities in Excess of Other Assets — (7.2)% ............ (21,927,657)
Net Assets — 100.0% .............................. $ 303,637,105
(a)
All or a portion of this security is on loan.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 21,189,230 $ — $ (5,140,384)
(a)
$ — $ — $ 16,048,846 16,048,846 $ 118,481 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 11,611,074 10,408,617
(a)
— 3,329 — 22,023,020 22,023,019 21,881
(b)
—
$ 3,329 $ — $ 38,071,866 $ 140,362 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,164,420 $ 5,451,976 $ — $ 8,616,396
Auto Components ...................................... 1,552,260 — — 1,552,260
Automobiles .......................................... 6,898,837 — — 6,898,837
Banks ............................................... 33,929,072 — — 33,929,072
Beverages ........................................... 3,374,688 — — 3,374,688
Capital Markets ........................................ 3,908,147 — — 3,908,147
Chemicals ............................................ 3,098,324 — — 3,098,324
Communications Equipment ................................ 6,921,800 — — 6,921,800
Consumer Finance ...................................... 1,554,078 — — 1,554,078
Containers & Packaging .................................. 2,664,502 — — 2,664,502
Diversified Financial Services ............................... 3,683,609 — — 3,683,609
Diversified Telecommunication Services ........................ 4,985,271 — — 4,985,271
Electric Utilities ........................................ 3,536,787 — — 3,536,787
Entertainment ......................................... 2,006,808 — — 2,006,808
Food & Staples Retailing .................................. 4,241,709 — — 4,241,709
Food Products ......................................... 2,563,515 — — 2,563,515
Health Care Equipment & Supplies ........................... 15,415,685 3,854,315 — 19,270,000
Health Care Providers & Services ............................ 27,526,484 — — 27,526,484
Household Durables ..................................... 2,203,926 2,798,283 — 5,002,209

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Industrial Conglomerates .................................. $ — $ 2,467,910 $ — $ 2,467,910
Insurance ............................................ 17,421,811 2,053,367 — 19,475,178
IT Services ........................................... 21,105,327 — — 21,105,327
Machinery ............................................ 766,878 2,913,330 — 3,680,208
Media ............................................... 8,747,228 — — 8,747,228
Multiline Retail ......................................... 3,333,574 — — 3,333,574
Multi-Utilities .......................................... 7,044,197 — — 7,044,197
Oil, Gas & Consumable Fuels ............................... 16,273,778 10,454,245 — 26,728,023
Personal Products ...................................... 6,195,644 — — 6,195,644
Pharmaceuticals ....................................... 1,554,228 15,657,675 — 17,211,903
Professional Services .................................... 4,676,345 — — 4,676,345
Road & Rail ........................................... 1,216,651 — — 1,216,651
Semiconductors & Semiconductor Equipment .................... 1,513,232 — — 1,513,232
Software ............................................. 3,688,204 — — 3,688,204
Specialty Retail ........................................ 4,537,265 — — 4,537,265
Technology Hardware, Storage & Peripherals .................... — 3,799,818 — 3,799,818
Textiles, Apparel & Luxury Goods ............................ 1,994,836 — — 1,994,836
Tobacco ............................................. 2,966,032 — — 2,966,032
Wireless Telecommunication Services ......................... 1,776,825 — — 1,776,825
Short-Term Securities
Money Market Funds ...................................... 16,048,846 — — 16,048,846
$ 254,090,823 $ 49,450,919 $ — $ 303,541,742
Investments Valued at NAV
(a)
..................................... 22,023,020
$ —
$ 325,564,762
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.